Accounts Payable - Related Party	8 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Accounts Payable - Related Party

NOTE 5 – ACCOUNTS PAYABLE – RELATED PARTY

As of October 31, 2018, the Company has an accounts payable balance of $3,724 to a related party. The Company has a lease agreement with the related party, Nuvus Gro Corp, in which the Company pays $6,408 per month for office space. On October 15, 2018, the Company paid $2,684 towards the $6,408 rent due for October leaving a balance of $3,724. See Note 10.